COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
20. COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Company and its subsidiaries have entered into non-cancelable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as of December 31, 2017 are as follows:

Year ending December 31,	(RMB)
2018	51,630,688
2019	27,830,356
2020	9,609,139
2021	6,110,999
2022	3,012,326
Thereafter	852,333
99,045,841

The Company recorded rental expense of RMB50,738,573, RMB57,538,983 and RMB65,405,038 in the consolidated statements of comprehensive income during the years ended December 31, 2015, 2016 and 2017, respectively.

(b)	Purchase commitments

In addition to vehicle purchase deposits reflected in the consolidated balance sheet, the Company’s purchase commitments relate to purchase of vehicles and marketing resources. Total purchase commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB560,047,600 as of December 31, 2017, of which RMB550,509,970 will be fulfilled in remainder of 2018, and RMB9,537,630 will be fulfilled in 2019.

Other than those disclosed above, the Company did not have other significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2017.

(c)	Contingencies

On May 8, 2017, a company named Shanghai Zhongqi Anhua Car Services Co., Ltd., (“Zhongqi Anhua”), filed a tort liability suit in People’s Court of Jingan District, Shanghai (the “District Court”), against eHi Rental, and involved Shanghai Municipal Transportation Commission (“SMTC), as a third party to the suit. Zhongqi Anhua claimed in their complaint that eHi Rental shall (i) admit the tort (ii) stop using the car rental operation certificate No.3516 issued by SMTC (the “Car Rental Certificate”), alleging the Car Rental Certificate and relevant vehicle operation certificates are possessed by Zhongqi Anhua, (iii) compensate the damages suffered by Zhongqi Anhua in connection with the alleged infringement totaling RMB30 million, and (iv) apologize to Zhongqi Anhua. On July 3, 2017, the District Court rendered a judgment rejecting all the claims raised by Zhongqi Anhua for absence of proof of the claims. On July 19, 2017, Zhongqi Anhua submitted a petition for appeal to Shanghai No.2 Intermediate People’s Court (the “Appellate Court”), and the Appellate Court ruled on September 1, 2017 that the judgment rendered by the District Court be remanded for re-trial as certain facts should be further clarified by the District Court.

As of the date of these consolidated financial statements are issued, the above lawsuit is still pending for judgement and the Company is actively defending the case. Considering the facts that eHi Rental obtained the Car Rental Certificate through regulated procedures set forth by SMTC, which consists of no infringement behavior by eHi Rental, and that eHi Rental has been compliant with all relevant SMTC annual inspection/certificate renewal requirement, the Company believes such claims are without merit and the Company has been advised by Shanghai Hengye Law Firm (“Hengye”), being eHi Rental’s PRC counsel to this suit, that the loss from an unfavorable court decision is reasonably possible but not probable.